Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets
Summary of changes in goodwill by reportable segment

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2021	$144,014	$3,509	$147,523
Balance as of March 31, 2022	$144,014	$3,509	$147,523

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2019	$144,014	$3,509	$147,523
Balance as of December 31, 2020	$144,014	$3,509	$147,523
Balance as of December 31, 2021	$144,014	$3,509	$147,523

Summary of carrying amounts and accumulated amortization of intangible assets

	March 31, 2022				December 31, 2021
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
Dollars in thousands	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(291,301)	$78,699	$370,000	$(278,087)	$91,913
Trade name	7 years	60,000	(47,238)	12,762	60,000	(45,095)	14,905
Contactable customer list	7 years	40,000	(31,492)	8,508	40,000	(30,063)	9,937
Developed technology	7 years	30,000	(23,620)	6,380	30,000	(22,548)	7,452
Total intangible assets subject to amortization		$500,000	$(393,651)	$106,349	$500,000	$(375,793)	$124,207

	December 31, 2021				December 31, 2020
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(278,087)	$91,913	$370,000	$(225,230)	$144,770
Trade name	7 years	60,000	(45,095)	14,905	60,000	(36,524)	23,476
Contactable customer list	7 years	40,000	(30,063)	9,937	40,000	(24,349)	15,651
Developed technology	7 years	30,000	(22,548)	7,452	30,000	(18,262)	11,738
Total intangible assets subject to amortization		$500,000	$(375,793)	$124,207	$500,000	$(304,365)	$195,635

Summary of amortization of intangible assets for each of next five fiscal years

Amortization of
Dollars in thousands	intangible assets
2022	$71,428
2023	52,779
2024	—
2025	—
2026	—
Total expected amortization	$124,207